Commitments and Contingencies - Minimum Future Payments Under Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Aggregate rental expense for leases	$ 106.2	$ 99.5	$ 102.0
Operating Leased Assets [Line Items]
2019	88.0
2020	77.8
2021	66.2
2022	56.6
2023	51.5
After 2023	112.6
AmeriGas Propane
Operating Leased Assets [Line Items]
2019	72.1
2020	65.7
2021	58.0
2022	50.1
2023	45.8
After 2023	105.5
UGI Utilities
Operating Leased Assets [Line Items]
2019	2.2
2020	1.1
2021	0.8
2022	0.7
2023	0.4
After 2023	0.1
UGI International
Operating Leased Assets [Line Items]
2019	11.3
2020	8.8
2021	6.2
2022	5.0
2023	4.6
After 2023	5.8
Other
Operating Leased Assets [Line Items]
2019	2.4
2020	2.2
2021	1.2
2022	0.8
2023	0.7
After 2023	$ 1.2